Concentrations (Detail) - Concentrations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Customer A [Member]
Revenue, Major Customer (in Dollars)	$ 83,723		$ 146,000
Revenue, Major Customer, Percentage	47.00%		25.00%
Accounts Receivable,Major Customer (in Dollars)	158,685		140,000
Accounts Receivable,Major Customer,Percentage	38.00%		45.00%
Customer B [Member]
Revenue, Major Customer (in Dollars)	83,333		131,465	628
Revenue, Major Customer, Percentage	47.00%		22.00%	0.00%
Accounts Receivable,Major Customer (in Dollars)	250,000			628
Accounts Receivable,Major Customer,Percentage	60.00%			2.00%
Customer C [Member]
Revenue, Major Customer (in Dollars)	5,408		124,473
Revenue, Major Customer, Percentage	3.00%		21.00%
Accounts Receivable,Major Customer (in Dollars)			150,145
Accounts Receivable,Major Customer,Percentage			49.00%
Customer D [Member]
Revenue, Major Customer (in Dollars)				269,609
Revenue, Major Customer, Percentage				52.00%
Accounts Receivable,Major Customer (in Dollars)			140,000
Accounts Receivable,Major Customer,Percentage			45.00%
Customer E [Member]
Revenue, Major Customer (in Dollars)		27,754		66,750
Revenue, Major Customer, Percentage		38.00%		13.00%
Accounts Receivable,Major Customer (in Dollars)				11,250
Accounts Receivable,Major Customer,Percentage				38.00%
Customer F [Member]
Revenue, Major Customer (in Dollars)		15,000	19,185	57,492
Revenue, Major Customer, Percentage		20.00%	3.00%	11.00%
Accounts Receivable,Major Customer (in Dollars)			15,000	9,700
Accounts Receivable,Major Customer,Percentage			5.00%	33.00%
Customer G [Member]
Revenue, Major Customer (in Dollars)		12,715		2,975
Revenue, Major Customer, Percentage		17.00%		1.00%
Accounts Receivable,Major Customer (in Dollars)				$ 2,975
Accounts Receivable,Major Customer,Percentage				10.00%